June 29, 2020
Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, DC 20549
RE:	Thrivent Variable Annuity Account I Amended Form N-4 Registration Statement 1933 Act File No. 333-237618 Pre-Effective Amendment 1 1940 Act File No. 811-21111 Post-Effective Amendment 35
Dear Commissioners:
On behalf of Thrivent Variable Annuity Account I (the “Variable Account,” or “Registrant”), a separate account established by Thrivent Financial for Lutherans (the “Company”) under Wisconsin insurance code, we hereby electronically file on Form N-4, Pre-Effective Amendment No. 1 to the above-referenced registration statement (“Registration Statement”) filed under the Securities Act of 1933, and Post-Effective Amendment No. 35 to the Registration Statement filed under the Investment Company Act of 1940 (collectively the “Amendment”).
The Registrant is filing the Amendment to:
•   reflect changes to the Registration Statement in response to the Commission staff’s (“Staff’s”) comments as described in the June 8, 2020 letter to us (response submitted June 16th), and the response to Staff comments from the June 23rd telephone call (response submitted June 25th); and
•  include any exhibits required by Form N-4 that were not previously filed.
The Registrant represents that the Amendment effects no other material changes to the Registration Statement.
The Registrant requests that the Staff declare the Registration Statement effective as of July 1, 2020, either verbally or through written correspondence.
Please feel free to call me at 920-628-2347 with any questions or comments on the filing.
Respectfully,
/s/ Cynthia K. Mueller
Cynthia K. Mueller
Senior Counsel
Enclosures